CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Total shareholders's deficit USD ($)	Total shareholders's deficit CNY (¥)	Ordinary shares Class A USD ($) shares	Ordinary shares Class A CNY (¥) shares	Ordinary shares Class B USD ($) shares	Ordinary shares Class B CNY (¥) shares	Treasury Stock USD ($) shares	Treasury Stock CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Accumulated losses USD ($)	Accumulated losses CNY (¥)	Accumulated other comprehensive income(loss) USD ($)	Accumulated other comprehensive income(loss) CNY (¥)	Non-redeemable non-controlling interest USD ($)	Non-redeemable non-controlling interest CNY (¥)	USD ($)	CNY (¥)
Beginning balance at Dec. 31, 2014		¥ (298,607)		¥ 47								¥ (300,980)		¥ 2,326				¥ (298,607)
Balance (in shares) at Dec. 31, 2014 | shares			7,500,000	7,500,000
Net (loss)/income for the year		(222,003)										(222,003)						(222,003)
Net (loss)/income for the year																		(222,003)
Share-based compensation resulting from vesting of Founders' restricted shares		1,378								¥ 1,378								1,378
Redeemable Convertible Preferred Shares redemption value accretion		(213,690)								(1,378)		(212,312)						(213,690)
Foreign currency translation adjustment, net of nil income taxes		(29,345)												(29,345)				(29,345)
Ending balance at Dec. 31, 2015		(762,267)		¥ 47								(735,295)		(27,019)				(762,267)
Balance (in shares) at Dec. 31, 2015 | shares			7,500,000	7,500,000
Net (loss)/income for the year		(44,453)										(44,453)				¥ (38)		(44,453)
Net (loss)/income for the year																		(44,491)
Capital contributed by non-redeemable non-controlling interest		12,240								12,240						2,160		14,400
Share-based compensation resulting from vesting of Founders' restricted shares		249								249								249
Redeemable non-controlling interest redemption value accretion		(164)										(164)						(164)
Redeemable Convertible Preferred Shares redemption value accretion		(595,742)								(12,489)		(583,253)						(595,742)
Foreign currency translation adjustment, net of nil income taxes		(60,053)												(60,053)		(85)		(60,138)
Ending balance at Dec. 31, 2016		(1,450,190)		¥ 47								(1,363,165)		(87,072)		2,037		(1,448,153)
Balance (in shares) at Dec. 31, 2016 | shares			7,500,000	7,500,000
Net (loss)/income for the year		134,056										134,056				(349)	$ 20,603	134,056
Net (loss)/income for the year																		133,707
Issuance of Class A ordinary shares upon initial public offering ("IPO"), net of issuance cost		862,161		¥ 36						862,125								862,161
Issuance of Class A ordinary shares upon initial public offering ("IPO"), net of issuance cost (in shares) | shares			5,403,846	5,403,846
Re-designate Class A ordinary shares to Class B ordinary shares				¥ (41)		¥ 41
Re-designate Class A ordinary shares to Class B ordinary shares (in shares) | shares			(6,571,429)	(6,571,429)	6,571,429	6,571,429
Conversion of preferred shares to Class A ordinary shares		1,855,269		¥ 84						1,855,185								1,855,269
Conversion of preferred shares to Class A ordinary shares (in shares) | shares			12,735,807	12,735,807
Share-based compensation resulting from vesting of Founders' restricted shares		46,077								46,077								46,077
Repurchase of Class A ordinary shares		(42,606)						¥ (42,606)										(42,606)
Repurchase of Class A ordinary shares (in shares) | shares							(359,595)	(359,595)
Redeemable non-controlling interest redemption value accretion		(798)										(798)						(798)
Redeemable Convertible Preferred Shares redemption value accretion		(202,679)										(202,679)						(202,679)
Foreign currency translation adjustment, net of nil income taxes		81,768												81,768		66	12,576	81,834
Ending balance at Dec. 31, 2017	$ 197,203	¥ 1,283,058	$ 19	¥ 126	$ 6	¥ 41	$ (6,548)	¥ (42,606)	$ 424,725	¥ 2,763,387	$ (220,184)	¥ (1,432,586)	$ (815)	¥ (5,304)	$ 270	¥ 1,754	$ 197,473	¥ 1,284,812
Balance (in shares) at Dec. 31, 2017 | shares			19,068,224	19,068,224	6,571,429	6,571,429	(359,595)	(359,595)